Loans and Allowance for Loan Losses - Allowance for Loan Losses and Recorded Investment in Loans (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Allowance for loan losses:
Beginning Balance				$ 3,673				$ 5,113	$ 3,673	$ 5,113
(Credit) provision charged to expense	$ 15	$ 15	$ (485)	(500)	$ (400)	$ (400)	$ (250)	(205)	(955)	(1,255)
Losses charged off									(722)	(230)
Recoveries									56	45
Ending Balance	2,052				3,673				2,052	3,673
Ending balance: individually evaluated for impairment	0				230				0	230
Ending balance: collectively evaluated for impairment	2,052				3,443				2,052	3,443
Loans:
Ending balance: individually evaluated for impairment	123				3,933				123	3,933
Ending balance: collectively evaluated for impairment	460,875				450,439				460,875	450,439
Commercial
Allowance for loan losses:
Beginning Balance				1,046				1,397	1,046	1,397
(Credit) provision charged to expense									(842)	(276)
Losses charged off									(16)	(78)
Recoveries									27	3
Ending Balance	215				1,046				215	1,046
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	215				1,046				215	1,046
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	90,548				90,892				90,548	90,892
Commercial Real Estate
Allowance for loan losses:
Beginning Balance				1,235				1,821	1,235	1,821
(Credit) provision charged to expense									141	(586)
Losses charged off									(561)	0
Recoveries									0	0
Ending Balance	815				1,235				815	1,235
Ending balance: individually evaluated for impairment	0				230				0	230
Ending balance: collectively evaluated for impairment	815				1,005				815	1,005
Loans:
Ending balance: individually evaluated for impairment	123				3,933				123	3,933
Ending balance: collectively evaluated for impairment	270,189				262,844				270,189	262,844
Residential
Allowance for loan losses:
Beginning Balance				1,121				1,471	1,121	1,471
(Credit) provision charged to expense									(303)	(331)
Losses charged off									(2)	(26)
Recoveries									0	7
Ending Balance	816				1,121				816	1,121
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	816				1,121				816	1,121
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	94,012				90,132				94,012	90,132
Installment
Allowance for loan losses:
Beginning Balance				271				424	271	424
(Credit) provision charged to expense									49	(62)
Losses charged off									(143)	(126)
Recoveries									29	35
Ending Balance	206				271				206	271
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	206				271				206	271
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	6,003				6,571				6,003	6,571
Unallocated
Allowance for loan losses:
Beginning Balance				$ 0				$ 0	0	0
(Credit) provision charged to expense									0	0
Losses charged off									0	0
Recoveries									0	0
Ending Balance	0				0				0	0
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	0				0				0	0
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	$ 0				$ 0				$ 0	$ 0